Expense Example - iShares iBonds 2033 Term High Yield and Income ETF - iShares iBonds 2033 Term High Yield and Income ETF	Feb. 20, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 113